EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectus dated February 28, 2018, for the Class R6 of Neuberger Berman Global Allocation Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on February 5, 2019 (Accession No. 0000898432-19-000178) in definitive form.